SCHEDULE OF EXCHANGE CURRENCY RATES (Details)	Dec. 31, 2024	Jun. 30, 2024
Year End United States [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
S$ to US$ Average Rate	1.3662	1.3552
Average Rate United States [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
S$ to US$ Average Rate	1.3258	1.3482